STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY

6.Stockholders’ Deficit

Par value for common shares is $0.0001. The following is a summary of common share activity for the six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Common shares, beginning balance	3,271,804	8,409,709	2,765,097	8,396,425
Issuance of common shares	1,216,612	59,033	1,723,319	72,317
Common shares, ending balance	4,488,416	8,468,742	4,488,416	8,468,742

The Company has one common stock warrant outstanding with available shares to be issued of 6,439 and an exercise price of $1.61 per share as of June 30, 2021. This warrant was exercised on October 4, 2021, immediately preceding the consummation of the merger.

11.         Shareholders’ Deficit

Science 37 was formed under Delaware law and is treated as a “C” corporation for U.S. tax purposes.

Par value for common shares is $0.0001. The following is a summary of common share activity for the years ended December 31, 2020 and 2019:

	2020	2019
Common stock shares, beginning balance	8,396,425	8,273,865
Issuance of common stock	164,886	122,560
Repurchase of common stock	(5,796,214)	—
Common stock shares, ending balance	2,765,097	8,396,425

The Company has one common stock warrant outstanding with available shares to be issued of 6,439 and an exercise price of $1.61 per share as of December 31, 2020.

LifeSci Acquisition II Corp
STOCKHOLDERS' EQUITY

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2021 and 2020, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 30,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. At June 30, 2021 and 2020, there were 2,458,674 and 2,156,250 shares of common stock issued and outstanding, excluding 7,522,627 and no shares of common stock subject to possible redemption, respectively.

Warrants — The Private Warrants will become exercisable at any time commencing on the later of (1) one year after the closing of the Initial Public Offering or (2) the consummation of a Business Combination; provided that the Company has an effective and current registration statement covering the shares of common stock issuable upon the exercise of the Public Warrants and a current prospectus relating to such shares of common stock.

The Private Warrants purchased by the Sponsor will be exercisable on a cashless basis and not be exercisable more than five years from the commencement of sales of the Initial Public Offering, in accordance with FINRA Rule 5110(g)(8)(A), as long as the Sponsor or any of its related persons beneficially own these Private Warrants.